UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment  [X]; Amendment Number:     1
                                                 -------
      This Amendment (Check only one.):    [X] is a restatement.
                                           [ ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    525 Junction Road  Suite 8600
            Madison, WI  53717

Form 13F File No:        28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            VP, Operations and Compliance
Phone:            608-831-8814

/s/ Robyn K. Rannow      Madison, WI    2/22/08
---------------------   -------------  ----------
      (Signature)        (City/State)    (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None






Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          47

Form 13F Information Table Value Total:     $93,297 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                               December 31, 2007

                                                                                                               Voting Authority
                                                                                                               ----------------
                                       Title of                 Value   Shares or Sh/ Put/  Investment  Other
Name of Issuer                          Class          CUSIP   (x$1000) Prn Amt   Prn Call  Discretion  Mgrs  Sole     Shrd None
--------------------------------     -----------     --------- -------- --------- --- ---- ------------ ----- -------- ---- ----
Activision Inc.                          COM NEW     004930202    4,042   136,100 SH  N/A      Sole      N/A   136,100 N/A  N/A
Affiliated Managers Group Inc.             COM       008252108      587      5000 SH  N/A  Shared-Other  N/A     5,000 N/A  N/A
Affiliated Managers Group Inc.             COM       008252108    4,058    34,550 SH  N/A      Sole      N/A    34,550 N/A  N/A
Alliance Data Systems Corp.                COM       018581108    2,011    26,820 SH  N/A      Sole      N/A    26,820 N/A  N/A
AllianceBernstein Holding L.P.        UNIT LTD PARTN 01881G106      677      9000 SH  N/A  Shared-Other  N/A     9,000 N/A  N/A
AllianceBernstein Holding L.P.        UNIT LTD PARTN 01881G106    1,121    14,900 SH  N/A      Sole      N/A    14,900 N/A  N/A
Ambac Financial Group Inc.                 COM       023139108    2,653   102,960 SH  N/A      Sole      N/A   102,960 N/A  N/A
Amdocs Ltd.                                ORD       G02602103    2,202    63,880 SH  N/A      Sole      N/A    63,880 N/A  N/A
AT&T Inc.                                  COM       00206R102      748    18,000 SH  N/A  Shared-Other  N/A    18,000 N/A  N/A
AT&T Inc.                                  COM       00206R102    4,599   110,650 SH  N/A      Sole      N/A   110,650 N/A  N/A
Boeing Co.                                 COM       097023105      700     8,000 SH  N/A  Shared-Other  N/A     8,000 N/A  N/A
Boeing Co.                                 COM       097023105    1,968    22,500 SH  N/A      Sole      N/A    22,500 N/A  N/A
Cisco Systems Inc.                         COM       17275R102      731    27,000 SH  N/A  Shared-Other  N/A    27,000 N/A  N/A
Cisco Systems Inc.                         COM       17275R102    2,129    78,630 SH  N/A      Sole      N/A    78,630 N/A  N/A
CME Group Inc.                             COM       12572Q105    1,646     2,400 SH  N/A      Sole      N/A     2,400 N/A  N/A
Corning Inc.                               COM       219350105    3,234   134,790 SH  N/A      Sole      N/A   134,790 N/A  N/A
Costco Wholesale Corp.                     COM       22160K105      698    10,000 SH  N/A  Shared-Other  N/A    10,000 N/A  N/A
CVS Caremark Corp.                         COM       126650100      795    20,000 SH  N/A  Shared-Other  N/A    20,000 N/A  N/A
CVS Caremark Corp.                         COM       126650100    3,324    83,620 SH  N/A      Sole      N/A    83,620 N/A  N/A
Gap Inc.                                   COM       364760108    2,364   111,100 SH  N/A      Sole      N/A   111,100 N/A  N/A
Goldman Sachs Group Inc.                   COM       38141G104      387     1,800 SH  N/A  Shared-Other  N/A     1,800 N/A  N/A
Guess? Inc.                                COM       401617105    2,114    55,800 SH  N/A      Sole      N/A    55,800 N/A  N/A
Hewlett-Packard Co.                        COM       428236103      404     8,000 SH  N/A  Shared-Other  N/A     8,000 N/A  N/A
Hologic Inc.                               COM       436440101    5,394    78,590 SH  N/A      Sole      N/A    78,590 N/A  N/A
Honeywell International Inc.               COM       438516106      554     9,000 SH  N/A  Shared-Other  N/A     9,000 N/A  N/A
Intel Corp.                                COM       458140100      720    27,000 SH  N/A  Shared-Other  N/A    27,000 N/A  N/A
Intel Corp.                                COM       458140100    3,519   132,000 SH  N/A      Sole      N/A   132,000 N/A  N/A
International Business Machines Corp.      COM       459200101      703     6,500 SH  N/A  Shared-Other  N/A     6,500 N/A  N/A
International Game Technology              COM       459902102    2,301    52,380 SH  N/A      Sole      N/A    52,380 N/A  N/A
LHC Group                                  COM       50187A107    2,846   113,950 SH  N/A      Sole      N/A   113,950 N/A  N/A
Lockheed Martin Corp.                      COM       539830109      632     6,000 SH  N/A  Shared-Other  N/A     6,000 N/A  N/A
MEMC Electronic Materials Inc.             COM       552715104    4,376    49,450 SH  N/A      Sole      N/A    49,450 N/A  N/A
NightHawk Radiology Holdings Inc.          COM       65411N105      526    25,000 SH  N/A  Shared-Other  N/A    25,000 N/A  N/A
NightHawk Radiology Holdings Inc.          COM       65411N105    2,859   135,800 SH  N/A      Sole      N/A   135,800 N/A  N/A
Nike Inc.                                  CL B      654106103      835    13,000 SH  N/A  Shared-Other  N/A    13,000 N/A  N/A
NuVasive Inc.                              COM       670704105      474    12,000 SH  N/A  Shared-Other  N/A    12,000 N/A  N/A
NuVasive Inc.                              COM       670704105    3,042    76,970 SH  N/A      Sole      N/A    76,970 N/A  N/A
Oracle Corp.                               COM       68389X105      745    33,000 SH  N/A  Shared-Other  N/A    33,000 N/A  N/A
Portfolio Recovery Associates Inc.         COM       73640Q105    2,815    70,970 SH  N/A      Sole      N/A    70,970 N/A  N/A
Skechers USA Inc. (Cl A)                   CL A      830566105    1,828    93,700 SH  N/A      Sole      N/A    93,700 N/A  N/A
SPDR Trust Series I                     UNIT SER 1   78462F103    2,369    16,200 SH  N/A      Sole      N/A    16,200 N/A  N/A
TASER International Inc.                   COM       87651B104    3,074   213,610 SH  N/A      Sole      N/A   213,610 N/A  N/A
Terex Corp.                                COM       880779103      426     6,500 SH  N/A  Shared-Other  N/A     6,500 N/A  N/A
Thermo Fisher Scientific Inc.              COM       883556102    4,830    83,740 SH  N/A      Sole      N/A    83,740 N/A  N/A
TransDigm Group Inc.                       COM       893641100      407     9,000 SH  N/A  Shared-Other  N/A     9,000 N/A  N/A
Transocean Inc.                            SHS       G90073100      501     3,498 SH  N/A  Shared-Other  N/A     3,498 N/A  N/A
UnitedHealth Group Inc.                    COM       91324P102    4,329    74,390 SH  N/A      Sole      N/A    74,390 N/A  N/A
REPORT SUMMARY                              47                   93,297